Inventory Financing Agreements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Inventory Financing Agreements [Abstract]
Inventory Financing Agreements [Table Text Block]
The following table presents the amounts included in accounts payable-inventory financing:

(in millions)	March 31, 2013	December 31, 2012
Revolving Loan inventory financing agreement	$252.8	$248.3
Other inventory financing agreements	0.1	0.9
Accounts payable-inventory financing	$252.9	$249.2

The following table presents the amounts included in accounts payable-inventory financing:

(in millions)	December 31,
	2012	2011
Revolving Loan inventory financing agreement	$248.3	$240.7
Other inventory financing agreements	0.9	38.0
Accounts payable-inventory financing	$249.2	$278.7